Credit Agreement - Summary of future maturities of long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt, Fiscal Year Maturity [Abstract]
2021		$ 15,210
2022		15,210
2023		15,210
2024		15,210
2025		1,583,492
Total outstanding term loan principal		1,644,332
Embedded derivative		(5,680)
Unaccreted discount and debt issuance costs		(39,452)
Total debt		1,599,200
Less: short-term debt		15,210
Long-term debt	$ 1,731,020	$ 1,583,990	$ 1,168,374